Share Capital - Options by exercise price (Details)	6 Months Ended
	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Share Capital
Number of Shares, Options Outstanding | shares	9,820,000	8,170,000	10,170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 1 month 2 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 4.38
Number Exercisable, Options Exercisable	8,070,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 4.44
1.40
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.40
Number of Shares, Options Outstanding | shares	1,350,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	0 years
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 1.40
Number Exercisable, Options Exercisable	1,350,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 1.40
3.43
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.43
Number of Shares, Options Outstanding | shares	400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 months 10 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 3.43
Number Exercisable, Options Exercisable	400,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 3.43
7.55
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 7.55
Number of Shares, Options Outstanding | shares	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 1 month 13 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 7.55
Number Exercisable, Options Exercisable	500,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 7.55
3.39
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.39
Number of Shares, Options Outstanding | shares	1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 18 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 3.39
Number Exercisable, Options Exercisable	1,200,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 3.39
6.08
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.08
Number of Shares, Options Outstanding | shares	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 6 months 18 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 6.08
Number Exercisable, Options Exercisable	200,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 6.08
6.31
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.31
Number of Shares, Options Outstanding | shares	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 2 months 4 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 6.31
Number Exercisable, Options Exercisable	200,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 6.31
8.25
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 8.25
Number of Shares, Options Outstanding | shares	170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 2 months 15 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 8.25
Number Exercisable, Options Exercisable	170,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 8.25
9.40
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 9.40
Number of Shares, Options Outstanding | shares	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 3 months 10 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 9.40
Number Exercisable, Options Exercisable	100,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 9.40
5.08
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 5.08
Number of Shares, Options Outstanding | shares	3,750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 3 months 10 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 5.08
Number Exercisable, Options Exercisable	3,750,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 5.08
5.23
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 5.23
Number of Shares, Options Outstanding | shares	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 4 months 20 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 5.23
Number Exercisable, Options Exercisable	200,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 5.23
4.00
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 4.00
Number of Shares, Options Outstanding | shares	1,750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 8 months 23 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 4.00